Restructuring, Impairment and Integration Charges (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Restructuring Cost and Reserve [Line Items]
Merger and integration charges		$ 0	$ 10	$ 16
Productivity Plan
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions			110
2014 Productivity Plan
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		357	53
Restructuring and impairment provisions, after tax		$ 262	$ 39
Restructuring and impairment provisions, after-tax impact per share		$ 0.17	$ 0.02
2014 Productivity Plan | Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions	[1]	$ 33	$ 13
Productivity Plan
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		61	110	279
Restructuring and impairment provisions, after tax		$ 54	$ 90	$ 215
Restructuring and impairment provisions, after-tax impact per share		$ 0.04	$ 0.06	$ 0.14
Productivity Plan | Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions	[1]	$ 8	$ (2)

[1]	Income amount represents adjustments of previously recorded amounts.